Offerings - Offering: 1	Sep. 14, 2026 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, $0.00001 par value per share, reserved for issuance pursuant to the Registrant's 2026 Employment Inducement Award Plan
Amount Registered | shares	1,250,000
Proposed Maximum Offering Price per Unit	5.59
Maximum Aggregate Offering Price	$ 6,987,500
Fee Rate	0.01381%
Amount of Registration Fee	$ 964.97
Offering Note
(1)
Pursuant to Rule 416(a) promulgated under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement shall also cover any additional shares of the Registrant’s common stock that become issuable under the AN2 Therapeutics, Inc. 2026 Employment Inducement Award Plan (the “Inducement Plan”) by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without the receipt of consideration that increases the number of the Registrant’s outstanding shares of common stock.
(2)
Pursuant to Rules 457(c) and 457(h) of the Securities Act, the proposed maximum offering price per share is estimated solely for the purpose of calculating the registration fee and is based upon the average of the high and low prices of the Registrant’s common stock as reported on the Nasdaq Global Select Market on September 11, 2026, which date is within five business days prior to filing this Registration Statement.
(3)
The Registrant does not have any fee offsets.